Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting estimates [abstract]
Accounting estimates and judgments
3.
Accounting estimates and judgments

Accounting estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Based on assumptions, dLocal makes estimates concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The main estimates and assumptions are addressed below:

3.1. Provisions

dLocal recognizes provisions for labor contingent claims. The assessment of the probability of a past event that gives rise to a present obligation of labor lawsuits and claims includes assessing the available evidence and jurisprudence, the hierarchy of laws and most recent court decisions. In order to conclude that assessment, management applies its professional judgment also based on its legal advisors’ opinion.

Provisions are reviewed and adjusted to consider changes in circumstances such as the applicable limitation period, findings of inspections and additional exposures identified based on new issues or court decisions.

3.2. Share-based payment transactions to employees

dLocal estimates share-based payment transactions and warrant agreements using the most appropriate valuation model and underlying assumptions, which depend on the terms and conditions of the grant and the information available at the grant date.

The Group uses certain methodologies to estimate fair value of the options and warrants granted which include the following:

•
Estimation of fair value based on equity transactions with third parties close to the grant date;
•
Other valuation techniques including option pricing models such as Black-Scholes.

These estimates also require determination of the most appropriate inputs to the valuation models including assumptions regarding the expected life of a share option and warrants and expected volatility of the price of the Group’s shares.

The model inputs for options granted during the year ended December 31, 2022 included:

(a)
Options are granted for no consideration and vest based on historical prices of comparable shares listed on Nasdaq. Vested options are exercisable for a period of five years after vesting.
(b)
Average exercise price: 25.39 U.S. Dollars.
(c)
Grant date: March 16th, March 28th, May 1st, May 18th, May 26th, July 1st, September 9th, October 17th.
(d)
Expiry date: March 16th 2032, March 28th 2032, May 1st 2032, May 18th 2032, May 26th 2032, July 1st 2032, September 9th 2032, October 17th 2032.
(e)
Average share price at grant date: 26.79 U.S. Dollars.
(f)
Average expected price volatility of the company’s shares: 43.8%.
(g)
Average risk-free interest rate: 3.1%.

The model inputs for options granted during the year ended December 31, 2021 included:

(a)
Options are granted for no consideration and vest based on historical prices of comparable shares listed on Nasdaq. Vested options are exercisable for a period of five years after vesting.
(b)
Average exercise price: 2.17 U.S. Dollars.
(c)
Grant date: January 1st, March 1st, March 2nd, March 11th, March 12th, March 15th, March 29th, ;May 11th, ;May 18 and December 9th.
(d)
Expiry date: January 1st, 2026, March 1, 2022, March 2nd 2026, March 11, 2026, March 12, 2026, March 15, 2026, March 29, 2026, May 11, 2024, May 18, 2026 and December 9th, 2026.
(e)
Average share price at grant date: 8.3 U.S. Dollars.
(f)
Average expected price volatility of the company’s shares: 39.7%.
(g)
Average risk-free interest rate: 0.7%.

The expected price volatility is based on the historic volatility (based on the remaining life of the options), adjusted for any expected changes to future volatility based on publicly available information.